CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash and cash equivalents - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash	$ 2,244,839	$ 410,701
Investment savings accounts	6,588,184	3,642,709
GIC and term deposits	16,204,743	13,451,212
Total cash and cash equivalents	$ 25,037,766	$ 17,504,622